Segment Reporting - Percentage of Net Sales by Merchandise (Detail) - Customer Concentration Risk [Member]	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Housewares [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	14.70%	14.80%
Food [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	12.50%	9.00%
Books And Stationery [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	10.90%	12.00%
Bed And Bath [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	10.10%	9.90%
Floor Coverings [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	9.60%	10.70%
Toys [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	5.10%	6.20%
Hardware [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	5.10%	5.50%
Other [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	32.00%	31.90%
Sales Revenue, Net [Member]
Segment Reporting Disclosure [Line Items]
Sales percentage	100.00%	100.00%